Subsequent Event (Details) - Subsequent Event	Jun. 29, 2016 $ / shares
Subsequent Event [Line Items]
Dividend declared date	Jun. 29, 2016
Cash dividend declared, per share (dollars per share)	$ 0.56
Dividend payment date	Aug. 01, 2016
Dividend record date	Jul. 11, 2016